GS Mortgage-Backed Securities Trust 2024-PJ4 ABS-15G

Exhibit 99.1 - Schedule 3

GS Loan Number	Investor Loan Number	EXCEPTIONID	EXCEPTIONIDDATE	CONDITIONCATEGORY	CONDITIONSTANDARDIZEDDESCRIPTION	EXCEPTIONINFORMATION	EDITEDEXCEPTION	COMPENSATINGFACTORS	FOLLOW-UPCOMMENTS	STATUS	CLEAREDDATE	OVERRIDEDATE	EXCEPTIONLEVELGRADE	COMPLETEDATE	OUTSIDEQCDATE	NOTEDATE	PROPERTYSTATE	OCCUPANCY	PURPOSE
XXXX	XXXXX	XXXX	XXXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard Insurance Coverage is Not Sufficient.	Hazard Insurance Coverage is Not Sufficient.	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds XXX Years;		Cleared	XXXX		1	XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXX	XXXXX	XXXX	XXXX	Compliance	No Compliance Findings	No Compliance Findings	No Compliance Findings	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds XXX Years;		Cleared	XXXX		1	XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXX	XXXXX	XXXX	XXXX	Credit	No Credit Findings	No Credit Findings	No Credit Findings			Cleared	XXXX		1	XXXX		XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
XXXX	XXXXX	XXXX	XXXX	Compliance	Charges That In Total Cannot Increase More Than 10% Test	Charges That In Total Cannot Increase More Than 10% Test	Charges That In Total Cannot Increase More Than 10% Test			Cleared	XXXX		1	XXXX		XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
XXXX	XXXXX	XXXX	XXXX	Compliance	Charges That Cannot Increase Test	Charges That Cannot Increase Test	Charges That Cannot Increase Test			Cleared	XXXX		1	XXXX		XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
XXXX	XXXXX	XXXX	XXXX	Compliance	Consummation or Reimbursement Date Validation Test	Consummation or Reimbursement Date Validation Test	Consummation or Reimbursement Date Validation Test			Cleared	XXXX		1	XXXX		XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
XXXX	XXXXX	XXXX	XXXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	Initial Loan Estimate Delivery Date Test (from application)	Initial Loan Estimate Delivery Date Test (from application)			Cleared	XXXX		1	XXXX		XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase